Northern Lights Fund Trust III

Even Keel Managed Risk Fund

Even Keel Opportunities Managed Risk Fund

Even Keel Traveler Managed Risk Fund

Even Keel Explorer Managed Risk Fund

Incorporated herein by reference is the definitive version of the prospectus for the Even Keel Managed Risk Fund, Even Keel Opportunities Managed Risk Fund, Even Keel Traveler Managed Risk Fund and Even Keel Explorer Managed Risk Fund, filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on March 13, 2014 (SEC Accession No. 0000910472-14-001180 ).